Income Tax	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes
Income Tax

Note 5:  Income Tax

The Company is included in the consolidated federal income tax return of CUNA Mutual Holding Company (“CMHC”), the Company’s ultimate parent, and certain of its domestic subsidiaries.  The Company has entered into a tax sharing agreement with CMHC and its subsidiaries.  The agreement provides for the allocation of tax expense based on each subsidiary’s contribution to the consolidated federal income tax liability.  Pursuant to the agreement, subsidiaries that have incurred losses are reimbursed regardless of the utilization of the loss in the current year. Federal income taxes recoverable reported on the balance sheet are due from affiliates.

Reconciliation to U.S. Tax Rate

Income tax expense differs from the amount computed by applying the U.S. federal corporate income tax rate of 35% to income before income taxes due to the items listed in the following reconciliation:

	Three months ended				Nine months ended
	September 30, 2013		September 30, 2012		September 30, 2013		September 30, 2012
	Amount	Rate	Amount	Rate	Amount	Rate	Amount	Rate

Tax expense computed at federal corporate tax rate	$ 1	35.0%	$ (253)	35.0%	$ 22	35.0%	$ 212	35.0%
Income tax (benefit) related to prior years	(9)	-300.0%	(32)	4.4%	61	98.4%	(61)	-10.0%

Total income tax expense (benefit)	$ (8)	-265.0%	$ (285)	39.4%	$ 83	133.4%	$ 151	25.0%

Note 5:  Income Tax

The Company is included in the consolidated life-nonlife federal income tax return of CUNA Mutual Holding Company (“CMHC”), the Company’s ultimate parent, and certain of its domestic subsidiaries.  The Company has entered into a tax sharing agreement with CMHC and its subsidiaries.  The agreement provides for the allocation of tax expense based on each subsidiary’s contribution to the consolidated federal income tax liability.  Pursuant to the agreement, subsidiaries that have incurred losses are reimbursed regardless of the utilization of the loss in the current year. Federal income taxes recoverable reported on the balance sheet are due from affiliates.

Income Tax Expense (Benefit)

Income tax expense (benefit) for the years ended December 31 is as follows:

	2012	2011	2010

Current tax expense (benefit)	$ (1,822)	$ (1,628)	$ 404
Deferred tax expense	3,501	2,549	670

Total income tax expense (benefit)	$ 1,679	$ 921	$ 1,074

Reconciliation to U.S. Tax Rate

Income tax expense (benefit) differs from the amount computed by applying the U.S. federal corporate income tax rate of 35% to income before income taxes due to the items listed in the following reconciliation:

	2012		2011		2010
	Amount	Rate	Amount	Rate	Amount	Rate

Tax expense computed at federal corporate tax rate	$ 1,761	35.0%	$ 956	35.0%	$ 1,176	35.0%
Income tax (benefit) related to prior years	(82)	(1.6)%	(35)	(1.3)%	(102)	(3.0)%

Total income tax expense (benefit)	$ 1,679	33.4%	$ 921	33.7%	$ 1,074	32.0%

Deferred Income Taxes

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial statement purposes and the amounts for income tax purposes.  Significant components of the Company’s deferred tax assets and liabilities at December 31, 2012 and 2011 are as follows:

	2012	2011

Deferred tax assets
Policy liabilities and reserves	$ 159	$ 842
Investments	1,249	4,053
Other	119	73

Gross deferred tax assets	1,527	4,968

Deferred tax liabilities
Unrealized gains	248	1,467
Deferred and uncollected premium	1	16
Other	75	-

Gross deferred tax liabilities	324	1,483

Net deferred tax asset	$ 1,203	$ 3,485

Valuation Allowance

The Company considered the need for a valuation allowance with respect to its gross deferred tax assets as of December 31, 2012 and 2011, and based on that evaluation, the Company has determined it is more likely than not all deferred tax assets as of December 31, 2012 and 2011 will be realized.  Therefore, a valuation allowance was not established.

Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010

Balance at January 1	$ 153	$ 164	$ 181
Additions for prior years' tax positions	4	6	3
Reductions for prior years' tax positions	(2)	(1)	-
Reductions for settlements	(96)	-	-
Reductions for expiration of statutes	(13)	(16)	(20)

Balance at December 31	$ 46	$ 153	$ 164

Included in the balance of unrecognized tax benefits at December 31, 2011 are $109 of unrecognized tax benefits that, if recognized would affect the effective income tax rate in future periods, there were no such benefits as of December 31, 2012. Management does not anticipate a material change to the Company’s uncertain tax benefits during 2013.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as part of the income tax provision.  During the years ended December 31, 2012 and 2011, the Company recognized approximately ($54) and $1 in interest and penalties, respectively.  The Company had accrued $6 and $60 for the payment of interest and penalties at December 31, 2012 and 2011, respectively.

The Company is included in a consolidated U.S. federal income tax return filed by CMHC.  The Company also files income tax returns in various states.  For the major jurisdictions where it operates, the Company is generally no longer subject to income tax examinations by tax authorities for years ended before December 31, 2008.  However, the statutes remain open for years after December 31, 2004.  The Internal Revenue Service statute of limitations for all years prior to 2008 is expected to close in early 2013.  In 2012, CMFG Life and subsidiaries received approval from the Joint Committee on Taxation related to its federal income tax examinations for tax years 2005-2007.

Other Tax Items

As of December 31, 2012 and 2011, the Company did not have any capital loss, operating loss or credit carryforwards.